Intangible Assets, Net (Details) - Schedule of future amortization - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of future amortization [Abstract]
2021	$ 187,419
2022	187,419
2023	161,702
2024	36,452
Total	$ 572,992	$ 739,793